CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Statement of comprehensive income [abstract]
Net income (loss)	$ (285)	$ 1,512	$ 234	$ 1,936
Items that may be reclassified to net income
Financial contracts and power sale agreements	25	786	387	426
Marketable securities	9	206	23	164
Equity accounted investments	696	170	356	24
Foreign currency translation	(1,071)	958	(2,251)	1,490
Income taxes	(27)	(81)	(29)	(58)
Other comprehensive income that may be reclassified to net income	(368)	2,039	(1,514)	2,046
Items that will not be reclassified to net income
Revaluation of property, plant and equipment	(87)	(25)	(126)	(54)
Revaluation of pension obligations	(1)	(7)	34	6
Equity accounted investments	19	(7)	18	14
Marketable securities	38	(9)	43	29
Income taxes	(107)	37	(83)	26
Other comprehensive income that will not be reclassified to net income	(138)	(11)	(114)	21
Other comprehensive income (loss)	(506)	2,028	(1,628)	2,067
Comprehensive income (loss)	(791)	3,540	(1,394)	4,003
Attributable to:
Net income attributable to shareholders	43	81	145	201
Other comprehensive income (loss)	463	557	(68)	752
Comprehensive income	506	638	77	953
Net income (loss)	(328)	1,431	89	1,735
Other comprehensive income (loss)	(969)	1,471	(1,560)	1,315
Comprehensive income (loss)	$ (1,297)	$ 2,902	$ (1,471)	$ 3,050